Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 29, 2024
Schedule of Components of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

(7) Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	December 29,	December 31,
	2024	2023
Inventory deposits	$3,407	$616
Deferred costs	3,759	-
Prepaid sales commissions	-	4,185
Other	1,040	1,016
Total prepaid expenses and other current assets	$8,206	$5,817